OTHER REAL ESTATE HELD FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013
Changes in other real estate held for sale
Balance at the beginning of the period	$ 3,212	$ 3,162	$ 1,947	$ 2,481
Other real estate transferred from loans due to foreclosure	932	1,352
Other real estate sold	(1,996)	(775)
Writedowns of other real estate held for sale	(231)	(496)
Loss on other real estate held for sale	(33)	(31)
Balance at the end of the period	$ 1,884	$ 3,212	$ 1,947	$ 2,481